Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Discontinued Operations [Abstract]
Assets and liabilities related to discontinued operation
Further, assets and liabilities related to the discontinued operations in the accompanying consolidated balance sheets are as follows (in thousands):

	January 31,	July 31,
	2014	2013
Assets of Discontinued Operations
Trade and other accounts receivable	$-	$106
Prepaid and other current assets	10	26
Property and equipment, net	18	20
	$28	$152
Liabilities of Discontinued Operations
Accounts payable	-	4
Accrued expenses and other	53	62
	$53	$66

Further, assets and liabilities related to the discontinued operations in the accompanying consolidated balance sheets are as follows (in thousands):

	July 31,	July 31,
	2013	2012
Assets of Discontinued Operations	$
Accounts receivable	106	$294
Inventories	-	543
Prepaid and other current assets	26	23
Property and equipment, net	20	25
	$152	$885
Liabilities of Discontinued Operations
Accounts payable	4	23
Accrued expenses and other	62	393
	$66	$416

Condensed results of operation for discontinued operation
Condensed results of operations for the discontinued operations for the six months ended January 31, 2014 and 2013 are as follows (in thousands):

	Six Months Ended
	January 31,
	2014	2013
Revenues	$32	$660
Royalties earned from sale of business	106	-
Income from discontinued operations	$76	$127

Condensed results of operations for the discontinued operations for the years ended July 31, 2013 and 2012 are as follows (in thousands):

	For the Years Ended July 31,
	2013	2012
Revenues	$1,223	$1,826
Income from discontinued operations	342	455
Loss on sale of discontinued operations	(286)	-
Net income from discontinued operations	$56	$455